Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Rental and industry customer deposits (1)	95,150	91,084	13,025
Long-term receivables (2)	134,634	134,064	19,171
Long-term investments	1,415	1,415	202
Equity investments without readily determinable fair value (3)	—	29,301	4,190
Less: allowance for credit losses	(5,556)	(31,230)	(4,466)
Total other non-current assets	225,643	224,634	32,122
(1)	The Company’s rental deposits are mainly paid to landlords for its various office spaces and are refundable upon termination of the leases. Industry customer deposits consist of refundable deposits paid to industry customers and are refundable upon termination of contracts with each customer. The Company evaluated the recoverability of the deposits periodically and recorded a provision for credit losses of RMB676 and RMB1,115 (US$160) for the years ended December 31, 2024 and 2025, respectively.

(2)

The Company has long-term receivables due from a specific third party who operates in on-demand delivery industry (the “Counterparty”). In September 2024, the Company entered into an initial installment repayment agreement with this Counterparty for outstanding receivable. During the year ended December 31, 2025, the Company restructured the agreement to extend the repayment schedule for the outstanding balance of RMB 213.4 million over 56 months commencing January 2026. As of December 31, 2025, the total discounted balance of receivables from this Counterparty was RMB 196.6 million, the current portion of which amounted RMB 36.5 million was presented in the balance of accounts receivable. The Company has recorded an allowance for credit losses of RMB 31.2 million to the total discounted balance of the receivable from this Counterparty as of December 31, 2025.

(3)	In November 2025, the Company entered into share subscription agreement to acquire 5% of Artplus (HongKong) Co., Limited’s equity interest for a total cash consideration of RMB25,105 (US$3,590). In November 2025, the Company entered into share subscription agreement to acquire 10% of Xfortune Investment Limited’s equity interest for a total cash consideration of RMB6,993 (US$1,000). As of December31, 2025, the Company does not obtain significant influence in these companies.